List of Material Subsidiaries - Schedule of List of Material Subsidiaries (Detail)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Make My Trip Inc. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	MakeMyTrip Inc.	MakeMyTrip Inc.
Place of Incorporation	Delaware, USA	Delaware, USA
Ownership interest	100.00%	100.00%
MakeMyTrip (India) Limited (Formerly Known as MakeMyTrip (India) Private Limited) [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	MakeMyTrip (India) Limited (formerly known as MakeMyTrip (India) Private Limited)	MakeMyTrip (India) Limited (formerly known as MakeMyTrip (India) Private Limited)
Place of Incorporation	India	India
Ownership interest	100.00%	100.00%
Ibibo Group Holdings (Singapore) Pte. Ltd. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Name of entity	Ibibo Group Holdings (Singapore) Pte. Ltd.	Ibibo Group Holdings (Singapore) Pte. Ltd.
Place of Incorporation	Singapore	Singapore
Ownership interest	100.00%	100.00%